CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net income	$ 107,437	$ 68,969	$ 123,504
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of net (income) of equity investees	(1,571)	3,607	7,834
Share-based compensation expenses	1,207	464	3,860
Fair value adjustments of a bifurcated derivative	75	(89)	(93)
Net cash used in operating activities	125,192	69,813	46,737
Cash flows from investing activities:
Maturity of time deposits	137,839	89,262	112,013
Net cash provided by (used in) investing activities	(49,748)	(89,553)	(2,454)
Cash flows from financing activities:
Payment of dividends	7,241	11,975	0
Proceeds from exercise of options	0	6,322	5,441
Net cash (used in) provided by financing activities	(12,197)	(7,413)	(6,780)
Net increase in cash and cash equivalents	68,035	(31,455)	21,261
Cash and cash equivalents, beginning of year	197,640	229,095	207,834
Cash and cash equivalents, end of year	265,675	197,640	229,095
Parent Company [Member]
Cash flows from operating activities:
Net income	107,161	68,944	118,471
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of net (income) of equity investees	(109,757)	(71,905)	(124,392)
Share-based compensation expenses	1,207	464	3,860
Accretion of convertible bond	230	230	230
Fair value adjustments of a bifurcated derivative	(75)	89	93
Accrued liabilities	14	1,248	41
Net cash used in operating activities	(1,220)	(930)	(1,697)
Cash flows from investing activities:
Collection of loans from subsidiaries	50,649	2,316	0
Loans to subsidiaries	(5,000)	(2,712)	(729)
Maturity of time deposits	0	0	14,713
Investment in subsidiaries	(15,707)	0	(2,594)
Net cash provided by (used in) investing activities	29,942	(396)	11,390
Cash flows from financing activities:
Proceeds of loans from subsidiaries	0	11,938	0
Payment of dividends	(7,241)	(11,975)	0
Repayment of loans from subsidiaries	(13,006)	(428)	(15,000)
Proceeds from exercise of options	0	6,323	5,441
Net cash (used in) provided by financing activities	(20,247)	5,858	(9,559)
Net increase in cash and cash equivalents	8,475	4,532	134
Cash and cash equivalents, beginning of year	13,103	8,571	8,437
Cash and cash equivalents, end of year	$ 21,578	$ 13,103	$ 8,571